Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Income Tax Expense (Benefit), Effective Income Tax Rate Reconciliation, Amount [Abstract]
Loss before income taxes	$ (4,606)	$ 9,469	$ 66,713	$ 19,253
Statutory income tax rate			21.00%	21.00%
Income tax benefit at statutory tax rates			$ 14,010	$ 4,043
State income tax benefit			2,801	561
Foreign rate differential			822	379
Share based compensation			(751)	(1,376)
Disallowed exploration costs			(861)	0
Other			97	(97)
Change in valuation allowance			(16,118)	(3,510)
Income tax benefit	$ 0	$ 0	$ 0	$ 0